Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Ordinary shares Class A	Ordinary shares Class B	Ordinary shares	Subscription receivable	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive loss	Total shareholder’s equity	Non- controlling interest	Total
Balance at Sep. 30, 2023			$ 6,250	$ (6,250)	$ 85,012	$ 887,482	$ 9,580,585	$ (676,828)	$ 9,876,251	$ 1,109,664	$ 10,985,915
Balance (in Shares) at Sep. 30, 2023			12,500,000
Net income/(loss)							226,525		226,525	8,329	234,854
Foreign currency translation adjustment								111,565	111,565	3,162	114,727
Balance at Mar. 31, 2024			$ 6,250	(6,250)	85,012	887,482	9,807,110	(565,263)	10,214,341	1,121,155	11,335,496
Balance (in Shares) at Mar. 31, 2024			12,500,000
Balance at Sep. 30, 2024			$ 7,296	(6,250)	6,617,596	899,731	6,076,018	(408,465)	13,185,926	2,884,447	16,070,373
Balance (in Shares) at Sep. 30, 2024			14,591,942
Re-designation of authorized ordinary shares	$ 7,296		$ (7,296)
Re-designation of authorized ordinary shares (in Shares)	14,591,942		(14,591,942)
Net income/(loss)							13,156		13,156	(42,581)	(29,425)
Foreign currency translation adjustment								(251,519)	(251,519)	(72,463)	(323,982)
Balance at Mar. 31, 2025	$ 7,296			$ (6,250)	$ 6,617,596	$ 899,731	$ 6,089,174	$ (659,984)	$ 12,947,563	$ 2,769,403	$ 15,716,966
Balance (in Shares) at Mar. 31, 2025	14,591,942